C. Cash Equivalents	12 Months Ended
Dec. 31, 2021
Notes
C. Cash Equivalents

C.Cash Equivalents

Cash equivalents consist of short-term, highly liquid investments like bank deposits, which are readily convertible into cash with original maturities when purchased of three months or less.